Revenues and Other Income and Expenses - Additional Information (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current trade receivables	€ 1,743		€ 0
Federal government tax Credit			€ 1,200
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Variable consideration related to future regulatory and commercial-based milestones recognized as revenue | $		$ 17.5
Increase (decrease) due to application of IFRS 15 [member] | Mesoblast licence agreement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Description to determine revenue recognition	We have applied the 5-step model foreseen by IFRS 15 to determine revenue recognition pattern applicable to this contract as of 31 December 2018.	We have applied the 5-step model foreseen by IFRS 15 to determine revenue recognition pattern applicable to this contract as of 31 December 2018.
Upfront payments recognized as revenue	€ 800
Contingent milestone payments recognized as revenue	2,200
Deferred financial income	500
Net out-licensing revenue	2,400
Non-current trade receivables	1,700
Contract liabilities	0
Performance obligation outstanding	€ 0